Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer Report

Collection Period Start	1-Feb-18	Distribution Date	15-Mar-18
Collection Period End	28-Feb-18	30/360 Days	30
Beg. of Interest Period	15-Feb-18	Actual/360 Days	28
End of Interest Period	15-Mar-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	1,250,023,204.31	1,224,005,184.27	0.8470864
Total Securities		1,444,959,096.94	1,250,023,204.31	1,224,005,184.27	0.8470864
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	276,580,422.20	262,388,774.91	0.8746292
Class A-2b Notes	1.787500%	250,000,000.00	230,483,685.17	218,657,312.42	0.8746292
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	14,191,647.29	377,993.24	47.3054910	1.2599775
Class A-2b Notes	11,826,372.75	320,436.35	47.3054910	1.2817454
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,018,020.04	1,500,506.26

I. COLLECTIONS
Lease Payments: ( Lease SUBI)
Monthly Principal				16,484,868.34
Monthly Interest				6,485,823.68

Total Monthly Payments				22,970,692.02
Interest Rate Cap Payments				0.00
Advances:
Aggregate Monthly Payment Advances				685,060.16
Aggregate Sales Proceeds Advance				2,951,600.51

Total Advances				3,636,660.67
Vehicle Disposition Proceeds:
Reallocation Payments				4,327,581.18
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,053,160.90
Excess Wear and Tear and Excess Mileage				24,252.60
Remaining Payoffs				0.00
Net Insurance Proceeds				1,457,023.80
Residual Value Surplus				19,659.85

Total Collections				37,489,031.02

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	3,643,375.18			261
Involuntary Repossession	275,188.00			18
Voluntary Repossession	388,280.00			25
Full Termination	—			—
Bankruptcty	20,738.00			2
Insurance Payoff		1,434,438.16		85
Customer Payoff			33,659.48	2
Grounding Dealer Payoff			3,178,179.45	139
Dealer Purchase			863,975.33	35

Total	4,327,581.18	1,434,438.16	4,075,814.26	567

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	67,539	1,536,951,446.96	7.00000%	1,250,023,204.31
Total Depreciation Received		(20,858,723.85)		(16,226,815.95)
Principal Amount of Gross Losses	(142)	(2,946,297.63)		(2,407,247.08)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(224)	(4,243,461.23)		(3,403,407.05)
Scheduled Terminations	(208)	(4,791,444.91)		(3,980,549.96)

Pool Balance - End of Period	66,965	1,504,111,519.34		1,224,005,184.27
Remaining Pool Balance
Lease Payment				367,752,871.87
Residual Value				856,252,312.40

Total				1,224,005,184.27

NISSAN AUTO LEASE TRUST 2017-A

Servicer Report

III. DISTRIBUTIONS
Total Collections	37,489,031.02
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	37,489,031.02
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	570,110.25
3. Reimbursement of Sales Proceeds Advance	2,641,794.32
4. Servicing Fee:
Servicing Fee Due	1,041,686.00
Servicing Fee Paid	1,041,686.00
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	4,253,590.57
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	377,993.24
Class A-2a Notes Monthly Interest Paid	377,993.24
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	320,436.35
Class A-2b Notes Monthly Interest Paid	320,436.35
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	636,666.67
Class A-3 Notes Monthly Interest Paid	636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,500,506.26
Total Note and Certificate Monthly Interest Paid	1,500,506.26
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	31,734,934.19
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,018,020.04
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	26,018,020.04
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,716,914.15

NISSAN AUTO LEASE TRUST 2017-A

Servicer Report

IV. RESERVE ACCOUNT
Initial Reserve Account Amount		7,224,795.48
Required Reserve Account Amount		21,674,386.46
Beginning Reserve Account Balance		21,674,386.46
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		21,674,386.46
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,716,914.15
Gross Reserve Account Balance		27,391,300.61
Remaining Available Collections Released to Seller		5,716,914.15
Total Ending Reserve Account Balance		21,674,386.46

V. POOL STATISTICS
Weighted Average Remaining Maturity		17.00
Monthly Prepayment Speed		63%
Lifetime Prepayment Speed		60%
	$	units

Recoveries of Defaulted and Casualty Receivables	2,205,270.12
Securitization Value of Defaulted Receivables and Casualty Receivables	2,407,247.08	142
Aggregate Defaulted and Casualty Gain (Loss)	(201,976.96)
Pool Balance at Beginning of Collection Period	1,250,023,204.31
Net Loss Ratio
Current Collection Period	-0.0162%
Preceding Collection Period	0.0159%
Second Preceding Collection Period	-0.0459%
Third Preceding Collection Period	-0.0096%
Cumulative Net Losses for all Periods	0.1492%	2,155,934.83

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.57%	7,073,447.17	384
61-90 Days Delinquent	0.15%	1,905,611.03	106
91-120 Days Delinquent	0.05%	685,666.80	39
More than 120 Days	0.00%	41,752.04	2

Total Delinquent Receivables:	0.77%	9,706,477.04	531

		Amount	Number

61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.21%	0.22%
Preceding Collection Period		0.28%	0.29%
Second Preceding Collection Period		0.18%	0.19%
Third Preceding Collection Period		0.19%	0.18%

60 Day Delinquent Receivables		2,633,029.87
Delinquency Percentage		0.21%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		3,643,375.18	261
Securitization Value		4,204,252.34	261

Aggregate Residual Gain (Loss)		(560,877.16)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		14,610,727.78	1,008
Cumulative Securitization Value		16,905,152.58	1,008

Cumulative Residual Gain (Loss)		(2,294,424.80)

VI. RECONCILIATION OF ADVANCES
Beginning Balance of Residual Advance			4,811,013.87
Reimbursement of Outstanding Advance			2,641,794.32
Additional Advances for current period			2,951,600.51

Ending Balance of Residual Advance			5,120,820.06

Beginning Balance of Payment Advance			1,530,621.92
Reimbursement of Outstanding Payment Advance			570,110.25
Additional Payment Advances for current period			685,060.16

Ending Balance of Payment Advance			1,645,571.83

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO